OTHER FINANCIAL INFORMATION (Tables)	12 Months Ended
Sep. 27, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accrued Liabilities	The following table summarizes the Company’s accrued liabilities:

(In millions)	September 27, 2019	September 28, 2018
Accrued compensation and benefits	$32.1	$27.0
Product warranty	8.1	7.3
Income taxes payable	10.7	1.4
Payable to Varian Medical Systems	—	2.3
Right of return liability	6.9	—
Deferred consideration	8.9	—
Other	9.0	9.5
Total accrued liabilities	$75.7	$47.5

Other Noncurrent Liabilities
The following table summarizes the Company’s other long-term liabilities:

(In millions)	September 27, 2019	September 28, 2018
Long-term income tax payable	$3.9	$3.5
Environment liabilities	0.9	1.3
Defined benefit obligation liability	5.5	3.3
Long-term right of return liability	19.5	—
Long-term other	2.7	0.4
Total other long-term liabilities	$32.5	$8.5

Schedule of Other Nonoperating Income (Expense)
The following table summarizes the Company’s other income (expense), net:

	Fiscal Years
(In millions)	2019	2018	2017
Income (loss) from equity method investments	$(2.3)	$3.9	$1.3
Change in fair value of deferred consideration	1.0	—	—
Realized income (loss) on foreign currencies	(1.9)	(1.2)	1.9
Total other income (expense), net	$(3.2)	$2.7	$3.2